Summary of Significant Accounting Policies - Schedule of Allowance for Credit Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounts Receivable, Allowance for Credit Loss [Roll Forward]
Allowance for doubtful accounts, beginning balance	$ 3,237	$ 1,794
Provision	1,126	1,736	$ 1,794
Write-offs	(4,237)	0
Foreign exchange and other	0	(293)
Allowance for doubtful accounts, ending balance	$ 126	$ 3,237	$ 1,794